QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
Revenues	$ 21,289	$ 21,466	$ 23,208	$ 24,264	$ 26,001	$ 25,295	$ 26,201	$ 25,769	$ 90,227	$ 103,266	$ 101,003
Cost of revenues	8,312	8,311	9,046	10,872	9,895	10,387	10,149	11,135	36,541	41,566	35,116
Operating income (loss)	981	712	(54)	(2,948)	441	(1,530)	(81)	(6,004)	(1,309)	(7,174)	(13,107)
Income (loss) from continuing operations	1,040	930	139	(2,898)	6,059	(1,845)	(532)	(6,517)	(789)	(2,835)	(49,146)
Less: Income (loss) from discontinued operations, net of tax	1,484	25,021	2,218	2,039	943	2,051	(1,718)	(3,870)	30,762	(2,594)	(39,129)
Net income (loss)	2,524	25,951	2,357	(859)	7,002	206	(2,250)	(10,387)	29,973	(5,429)	(88,275)
Net loss attributable to common stockholders	$ 2,446	$ 24,989	$ 2,261	$ (859)	$ 6,606	$ 206	$ (2,250)	$ (10,387)	$ 29,973	$ (5,429)	$ (89,470)
Income (loss) from continuing operations per common share-basic	$ 0.06	$ 0.00	$ 0.00	$ (0.20)	$ 0.40	$ (0.13)	$ (0.04)	$ (0.47)	$ (0.05)	$ (0.20)	$ (3.80)
Income (loss) from continuing operations per common share-diluted	0.06	0.00	0.00	(0.20)	0.40	(0.13)	(0.04)	(0.47)	(0.05)	(0.20)	(3.80)
Net income (loss) per common share-basic	0.17	1.69	0.15	(0.06)	0.46	0.01	(0.16)	(0.75)	2.04	(0.38)	(6.75)
Net income (loss) per common share-diluted	$ 0.16	$ 1.69	$ 0.15	$ (0.06)	$ 0.46	$ 0.01	$ (0.16)	$ (0.75)	$ 2.04	$ (0.38)	$ (6.75)